UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/13

Item 1.	Schedule of Investments

Elfun Diversified Fund

Schedule of Investments (dollars in thousands)—June 30, 2013 (Unaudited)

Domestic Equity—37.0% †	Number of Shares	Fair Value
Advertising—0.3%
Omnicom Group Inc.	8,570	$539
The Interpublic Group of Companies Inc.	14,434	210
		749

Aerospace & Defense—0.7%
Honeywell International Inc.	14,540	1,153
The Boeing Co.	4,195	430
		1,583

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	14,204	482

Air Freight & Logistics—0.6%
United Parcel Service Inc.	14,339	1,240

Application Software—0.3%
Intuit Inc.	9,905	605

Asset Management & Custody Banks—1.2%
Ameriprise Financial Inc.	10,577	855
Invesco Ltd.	26,384	839
State Street Corp.	14,307	933	(e)
		2,627

Auto Parts & Equipment—0.2%
TRW Automotive Holdings Corp.	5,638	375	(a)

Automobile Manufacturers—0.3%
Ford Motor Co.	48,865	756

Automotive Retail—0.2%
AutoZone Inc.	857	363	(a)

Biotechnology—0.9%
Amgen Inc.	8,698	858
Gilead Sciences Inc.	23,111	1,184	(a)
		2,042

Broadcasting—0.5%
CBS Corp.	4,511	220
Discovery Communications Inc.	11,005	767	(a)
		987

Cable & Satellite—1.1%
Comcast Corp.††	13,803	578
Comcast Corp.††	18,488	733
Liberty Global PLC	14,857	1,008	(a)
		2,319

Casinos & Gaming—0.2%
Las Vegas Sands Corp.	9,355	495

Commodity Chemicals—0.4%
LyondellBasell Industries N.V.	14,435	956

Communications Equipment—2.1%
Cisco Systems Inc.	82,237	1,999
Qualcomm Inc.	42,509	2,596
		4,595

Computer Hardware—1.0%
Apple Inc.	5,635	2,232

Computer Storage & Peripherals—0.7%
EMC Corp.	63,302	1,495

Construction & Farm Machinery—0.4%
Cummins Inc.	2,030	220
Deere & Co.	8,378	681
		901

Consumer Finance—0.3%
American Express Co.	10,131	757

Data Processing & Outsourced Services—0.8%
Paychex Inc.	19,545	714
Visa Inc.	6,273	1,146
		1,860

Department Stores—0.1%
Macy’s Inc.	6,315	303

Distributors—0.1%
Genuine Parts Co.	3,021	236

Diversified Chemicals—0.1%
PPG Industries Inc.	1,759	258

Diversified Financial Services—1.7%
Citigroup Inc.	19,619	941
JPMorgan Chase & Co.	23,506	1,241
Wells Fargo & Co.	35,390	1,460
		3,642

Drug Retail—0.2%
CVS Caremark Corp.	7,127	408

Electric Utilities—0.3%
NextEra Energy Inc.	4,060	331
The Southern Co.	7,352	324
		655

Electrical Components & Equipment—0.3%
Eaton Corp PLC	10,360	682

Fertilizers & Agricultural Chemicals—0.4%
Monsanto Co.	9,354	924

General Merchandise Stores—0.1%
Dollar General Corp.	1,353	68	(a)
Target Corp.	3,247	224
		292

Healthcare Distributors—0.2%
Cardinal Health Inc.	8,345	394

Healthcare Equipment—0.9%
Covidien PLC	26,185	1,645
Medtronic Inc.	4,826	248
Stryker Corp.	1,083	70
		1,963

Healthcare Services—0.6%
Express Scripts Holding Co.	22,165	1,367	(a)

Healthcare Supplies—0.2%
DENTSPLY International Inc.	12,106	496

Home Building—0.0%*
MDC Holdings Inc.	2,063	67

Home Improvement Retail—0.9%
Lowe’s Companies Inc.	36,941	1,511
The Home Depot Inc.	4,876	378
		1,889

Household Products—0.4%
Kimberly-Clark Corp.	3,909	380
The Clorox Co.	5,214	433
		813

Independent Power Producers & Energy Traders—0.3%
AES Corp.	11,277	135
Calpine Corp.	13,171	280	(a)
NRG Energy Inc.	6,090	163
		578

Industrial Gases—0.1%
Praxair Inc.	2,626	302

Industrial Machinery—0.6%
Dover Corp.	15,940	1,238

Integrated Oil & Gas—1.4%
Chevron Corp.	13,143	1,554
Exxon Mobil Corp.	3,879	350
Hess Corp.	4,962	330
Occidental Petroleum Corp.	9,994	892
		3,126

Integrated Telecommunication Services—0.4%
AT&T Inc.	15,331	543
Verizon Communications Inc.	7,161	360
		903

Internet Retail—0.2%
Amazon.com Inc.	1,541	428	(a)

Internet Software & Services—1.0%
eBay Inc.	20,470	1,059	(a)
Google Inc.	1,200	1,056	(a)
		2,115

Investment Banking & Brokerage—0.4%
The Charles Schwab Corp.	11,556	245
The Goldman Sachs Group Inc.	4,182	633
		878

IT Consulting & Other Services—0.4%
International Business Machines Corp.	4,819	921	(h)

Life & Health Insurance—0.2%
Prudential Financial Inc.	6,873	502

Life Sciences Tools & Services—0.1%
PerkinElmer Inc.	6,495	211

Managed Healthcare—0.5%
UnitedHealth Group Inc.	16,530	1,082

Movies & Entertainment—0.4%
Time Warner Inc.	14,536	840

Multi-Line Insurance—0.4%
American International Group Inc.	15,877	710	(a)
Hartford Financial Services Group Inc.	6,752	209
		919

Multi-Utilities—0.2%
Dominion Resources Inc.	6,377	362

Oil & Gas Equipment & Services—1.1%
Halliburton Co.	14,208	593
Schlumberger Ltd.	26,540	1,901
		2,494

Oil & Gas Exploration & Production—0.8%
Anadarko Petroleum Corp.	11,633	1,000
Marathon Oil Corp.	22,918	793
		1,793

Packaged Foods & Meats—0.4%
Kraft Foods Group Inc.	5,064	283
Mondelez International Inc.	20,280	579
		862

Pharmaceuticals—2.3%
Actavis Inc.	902	114	(a)
Bristol-Myers Squibb Co.	6,752	302
Johnson & Johnson	22,485	1,931
Merck & Company Inc.	21,033	977
Pfizer Inc.	61,774	1,730
		5,054

Property & Casualty Insurance—0.5%
ACE Ltd.	9,458	846
The Travelers Companies Inc.	3,563	285
		1,131

Railroads—0.4%
CSX Corp.	21,651	502
Union Pacific Corp.	2,931	452
		954

Regional Banks—0.3%
Regions Financial Corp.	59,089	563

Research & Consulting Services—0.1%
Nielsen Holdings N.V.	6,134	206

Restaurants—0.2%
McDonald’s Corp.	3,444	341

Retail REITs—0.2%
Energizer Holdings Inc.	580	58
Simon Property Group Inc.	1,722	272
		330

Semiconductor Equipment—0.1%
Applied Materials Inc.	9,473	141

Semiconductors—0.5%
Analog Devices Inc.	5,593	252
Intel Corp.	13,879	336
Microchip Technology Inc.	8,440	314
Texas Instruments Inc.	4,876	170
		1,072

Soft Drinks—1.3%
Coca-Cola Enterprises Inc.	12,630	444
PepsiCo Inc.	28,212	2,307
		2,751

Specialized Finance—0.7%
CME Group Inc.	21,585	1,640

Specialized REITs—0.5%
American Tower Corp.	8,254	604
HCP Inc.	4,690	213
Rayonier Inc.	3,351	186
		1,003

Specialty Stores—0.3%
Dick’s Sporting Goods Inc.	13,756	689

Systems Software—1.4%
Microsoft Corp.	69,764	2,409	(h)
Oracle Corp.	24,258	745
		3,154

Tobacco—0.3%
Altria Group Inc.	4,689	164
Philip Morris International Inc.	5,192	450
		614

Water Utilities—0.1%
American Water Works Company Inc.	4,095	169

Total Domestic Equity
(Cost $65,850)		81,174

Foreign Equity—18.5%

Advertising—0.2%
WPP PLC	23,284	396

Aerospace & Defense—0.5%
European Aeronautic Defence and Space Company N.V.	2,979	159	(a)
Safran S.A.	17,160	894
		1,053

Airlines—0.1%
International Consolidated Airlines Group S.A.	46,402	186	(a)

Apparel, Accessories & Luxury Goods—0.5%
Luxottica Group S.p.A.	11,400	576
LVMH Moet Hennessy Louis Vuitton S.A.	1,989	322
The Swatch Group AG	497	272
		1,170

Application Software—0.3%
SAP AG	10,159	743

Automobile Manufacturers—0.6%
Toyota Motor Corp.	23,230	1,401

Biotechnology—0.2%
CSL Ltd.	6,735	380

Brewers—0.2%
Anheuser-Busch InBev N.V.	4,019	357

Building Products—0.2%
Assa Abloy AB	10,997	428	(a)

Coal & Consumable Fuels—0.1%
Cameco Corp.	6,637	137

Communications Equipment—0.3%
Telefonaktiebolaget LM Ericsson	51,075	575

Construction & Engineering—0.1%
JGC Corp.	8,998	323

Construction & Farm Machinery—0.2%
Kubota Corp.	34,000	496

Construction Materials—0.2%
HeidelbergCement AG	7,212	484

Distillers & Vintners—0.5%
Diageo PLC	25,963	740
Diageo PLC ADR	2,288	263
		1,003

Diversified Capital Markets—0.2%
Deutsche Bank AG	10,138	424

Diversified Financial Services—2.1%
Bangkok Bank PCL	15,200	100
Barclays PLC	143,679	607
BNP Paribas S.A.	13,733	749
HSBC Holdings PLC	90,126	932
ICICI Bank Ltd.	10,183	182
ING Groep N.V.	64,986	591	(a)
Intesa Sanpaolo S.p.A.	90,732	145
Mitsubishi UFJ Financial Group Inc.	123,500	761
Standard Chartered PLC	21,527	466
		4,533

Diversified Metals & Mining—0.4%
BHP Billiton PLC	18,097	462
Rio Tinto PLC	8,218	334
		796

Diversified REITs—0.6%
Daito Trust Construction Company Ltd.	2,200	207
Mitsubishi Estate Company Ltd.	26,000	691
Mitsui Fudosan Company Ltd.	15,661	460
		1,358

Diversified Support Services—0.3%
Aggreko PLC	7,752	193
Brambles Ltd.	49,472	423
		616

Electric Utilities—0.0%*
Power Grid Corporation of India Ltd.	58,129	109

Electrical Components & Equipment—0.3%
Murata Manufacturing Company Ltd.	5,300	403
Schneider Electric S.A.	4,654	337
		740

Electronic Equipment & Instruments—0.1%
Hexagon AB	11,933	317

Fertilizers & Agricultural Chemicals—0.4%
Potash Corporation of Saskatchewan Inc.	6,772	258
Syngenta AG	1,438	562
		820

Healthcare Services—0.2%
Fresenius SE & Company KGaA	4,091	504

Healthcare Supplies—0.2%
Essilor International S.A.	3,915	416

Home Improvement Retail—0.1%
Kingfisher PLC	45,186	235
Household Products—0.5%
Svenska Cellulosa AB	14,292	356
Unicharm Corp.	13,500	762
		1,118

Human Resource & Employment Services—0.2%
Capita PLC	24,553	360

Industrial Gases—0.4%
Linde AG	5,058	942

Industrial Machinery—0.6%
Alfa Laval AB	7,747	157
FANUC Corp.	2,900	420
Mitsubishi Heavy Industries Ltd.	77,000	427
Vallourec S.A.	6,474	327
		1,331

Integrated Oil & Gas—0.7%
Cenovus Energy Inc.	5,527	157
Royal Dutch Shell PLC	18,738	597
Royal Dutch Shell PLC ADR	5,251	334
Total S.A.	7,316	357
		1,445

Internet Retail—0.2%
Rakuten Inc.	31,400	371

Internet Software & Services—0.5%
Baidu Inc. ADR	12,491	1,181	(a)

IT Consulting & Other Services—0.1%
Cap Gemini S.A.	2,924	142

Life & Health Insurance—0.8%
AIA Group Ltd.	210,988	894
Prudential PLC	32,043	522
Sony Financial Holdings Inc.	16,900	267
		1,683

Multi-Line Insurance—0.3%
AXA S.A.	19,777	388
Zurich Insurance Group AG	1,494	387
		775

Multi-Utilities—0.2%
National Grid PLC	32,033	362

Oil & Gas Equipment & Services—0.3%
Subsea 7 S.A.	24,191	422	(a)
Technip S.A.	2,937	298
		720

Packaged Foods & Meats—0.5%
Nestle S.A.	12,868	843
Unilever N.V.	6,543	257
		1,100

Pharmaceuticals—1.7%
Astellas Pharma Inc.		8,900	483
Bayer AG		4,555	485
GlaxoSmithKline PLC		30,185	754
GlaxoSmithKline PLC ADR		11,110	555
Novartis AG		3,194	227
Novartis AG ADR		4,313	305
Roche Holding AG		3,621	899
			3,708
Property & Casualty Insurance—0.4%
Tokio Marine Holdings Inc.		27,000	855

Regional Banks—0.1%
The Bank of Yokohama Ltd.		62,600	323

Research & Consulting Services—0.1%
Experian PLC		14,115	245

Retail REITs—0.0%*
Fast Retailing Company Ltd.		214	72

Semiconductors—0.5%
Samsung Electronics Company Ltd.		370	435
Taiwan Semiconductor Manufacturing Company Ltd.		172,484	639
Taiwan Semiconductor Manufacturing Company Ltd. ADR		699	13
			1,087

Tires & Rubber—0.3%
Bridgestone Corp.		19,201	653

Wireless Telecommunication Services—0.7%
Softbank Corp.		16,400	956
Vodafone Group PLC		199,944	570
			1,526

Total Common Stock
(Cost $35,561)			39,999

Preferred Stock—0.3%

Automobile Manufacturers—0.3%
Volkswagen AG		2,537	513

Total Foreign Equity
(Cost $36,019)			40,512

		Principal Amount	Fair Value
Bonds and Notes—29.9%

U.S. Treasuries—3.9%
U.S. Treasury Bonds
2.88%	05/15/43	$1,596	$1,412
3.13%	02/15/43	1,558	1,454	(h)
4.50%	02/15/36	2,799	3,333	(h)
U.S. Treasury Notes
0.34%	05/31/15	428	427	(d,h)
1.34%	04/30/18	1,641	1,585	(d,h)
1.36%	05/31/18	168	165	(d)
2.00%	02/15/23	160	154	(h)
			8,530

Agency Mortgage Backed—9.1%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	394	383	(h)

4.50%	06/01/33 - 02/01/35	9	9	(h)
5.00%	07/01/35 - 06/01/41	357	394	(h)
5.50%	05/01/20 - 04/01/39	128	140	(h)
6.00%	04/01/17 - 11/01/37	295	328	(h)
6.50%	11/01/28 - 07/01/29	10	11	(h)
7.00%	10/01/16 - 08/01/36	38	44	(h)
7.50%	08/01/31 - 09/01/33	2	2	(h)
8.00%	07/01/26 - 11/01/30	5	6	(h)
8.50%	04/01/30	10	13	(h)
Federal National Mortgage Assoc.
2.35%	04/01/37	1	1	(i)
3.00%	01/01/43 - 06/01/43	2,941	2,877
3.50%	11/01/42 - 06/01/43	2,940	2,991
4.00%	05/01/19 - 03/01/41	609	634	(h)
4.50%	05/01/18 - 04/01/41	2,205	2,335	(h)
5.00%	07/01/20 - 06/01/41	686	759	(h)
5.50%	04/01/14 - 01/01/39	651	707	(h)
6.00%	02/01/20 - 08/01/35	358	396	(h)
6.50%	08/01/17 - 08/01/36	75	83	(h)
7.00%	04/01/17 - 12/01/33	5	6	(h)
7.50%	11/01/29 - 03/01/34	15	15	(h)
8.00%	11/01/14 - 12/01/30	19	22	(h)
9.00%	12/01/17 - 12/01/22	5	6	(h)
4.00%	TBA	835	868	(c)
4.50%	TBA	594	627	(c)
5.00%	TBA	875	942	(c)
6.00%	TBA	1,650	1,794	(c)
6.50%	TBA	490	544	(c)
Government National Mortgage Assoc.
4.00%	01/20/41	518	547
4.50%	08/15/33 - 03/20/41	544	587	(h)
5.00%	08/15/33	20	22	(h)
6.00%	04/15/30 - 09/15/36	19	22	(h)
6.50%	04/15/28 - 07/15/36	24	28	(h)
7.00%	04/15/28 - 10/15/36	15	17	(h)
7.50%	07/15/23 - 04/15/28	17	18	(h)
8.00%	05/15/30	1	1	(h)
8.50%	10/15/17	10	10	(h)
9.00%	11/15/16 - 12/15/21	11	12	(h)
3.00%	TBA	295	292	(c)
3.50%	TBA	744	763	(c)
4.00%	TBA	525	550	(c)
5.00%	TBA	102	110	(c)
5.50%	TBA	50	54	(c)
			19,970

Agency Collateralized Mortgage Obligations—0.3%
Collateralized Mortgage Obligation Trust
0.14%	11/01/18	1	1	(d,f,h)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	279	3	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 10/15/42	965	123	(g,m)
4.50%	02/15/18 - 03/15/18	21	1	(g,h,m)
5.00%	05/15/18 - 10/15/18	19	1	(g,h,m)
5.50%	06/15/33	21	3	(g,h,m)
6.41%	08/15/25	162	20	(g,i)
7.50%	07/15/27	14	3	(g,h,m)

Federal Home Loan Mortgage Corp. STRIPS
2.80%	08/01/27	1	1	(d,f,h)
8.00%	02/01/23 - 07/01/24	2	—	**(g,h,m)
Federal National Mortgage Assoc. REMIC
0.61%	12/25/22	1	1	(d,f,h)
1.23%	12/25/42	65	2	(g,h,i)
3.50%	08/25/42 - 09/25/42	663	97	(g,m)
4.00%	03/25/43	428	59	(g,m)
5.00%	10/25/22 - 09/25/40	268	28	(g,h,m)
5.81%	07/25/38	65	8	(g,i)
5.86%	11/25/40	657	127	(g,h,i)
7.31%	05/25/18	143	15	(g,h,i)
Federal National Mortgage Assoc. STRIPS
4.50%	08/01/35 - 01/01/36	60	7	(g,h,m)
5.00%	03/25/38 - 05/25/38	37	4	(g,m)
5.50%	12/01/33	10	2	(g,m)
6.00%	01/01/35	27	4	(g,h,m)
7.50%	11/01/23	27	5	(g,h,m)
8.00%	08/01/23 - 07/01/24	5	1	(g,h,m)
8.50%	07/25/22	2	—	**(g,h,m)
9.00%	05/25/22	1	—	**(g,h,m)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	402	41	(g,m)
5.00%	12/20/35 - 09/20/38	270	23	(g,m)
5.96%	05/20/40	200	33	(g,i)
5.98%	05/20/40	356	59	(g,i)
6.41%	12/20/39	323	52	(g,i)
			724

Asset Backed—0.0%*
Ford Credit Auto Lease Trust
1.28%	06/15/16	30	30	(h)

Corporate Notes—13.8%
AAR Corp.
7.25%	01/15/22	75	80	(b)
ABB Finance USA Inc.
1.63%	05/08/17	76	76
AbbVie Inc.
1.20%	11/06/15	102	102	(b,h)
1.75%	11/06/17	68	67	(b,h)
2.00%	11/06/18	99	96	(b,h)
2.90%	11/06/22	88	82	(b,h)
AES Corp.
4.88%	05/15/23	62	58
8.00%	10/15/17	6	7	(h)
AES Panama S.A.
6.35%	12/21/16	43	46	(b,h)
Agilent Technologies Inc.
5.50%	09/14/15	58	63	(h)
Agrium Inc.
3.50%	06/01/23	81	78	(h)
4.90%	06/01/43	122	115	(h)
Alliance One International Inc.
10.00%	07/15/16	148	151	(h)
Altria Group Inc.
2.95%	05/02/23	39	36	(h)
4.50%	05/02/43	39	35	(h)

Amazon.com Inc.
1.20%	11/29/17	68	66	(h)
2.50%	11/29/22	78	71	(h)
America Movil SAB de C.V.
2.38%	09/08/16	200	203	(h)
American Axle & Manufacturing Inc.
6.25%	03/15/21	52	53
7.75%	11/15/19	15	17
American Express Co.
1.55%	05/22/18	122	118	(h)
American Honda Finance Corp.
1.60%	02/16/18	200	197	(b,h)
American International Group Inc.
4.88%	06/01/22	86	92	(h)
American Tower Corp. (REIT)
3.50%	01/31/23	37	34	(h)
American Tower Trust I (REIT)
1.55%	03/15/43	117	115	(b,h)
Amgen Inc.
5.38%	05/15/43	81	84	(h)
5.65%	06/15/42	51	54	(h)
Amkor Technology Inc.
6.38%	10/01/22	31	30	(b,h)
Amsted Industries Inc.
8.13%	03/15/18	38	40	(b,h)
Anadarko Petroleum Corp.
6.20%	03/15/40	81	91
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	133	125	(h)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	70	65	(h)
5.38%	11/15/14	43	46	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	49	43
Arizona Public Service Co.
6.25%	08/01/16	59	68	(h)
Ascension Health Inc.
4.85%	11/15/53	65	65
Ashland Inc.
3.00%	03/15/16	74	74	(b,h)
3.88%	04/15/18	71	70	(b,h)
AT&T Inc.
0.84%	02/13/15	70	70	(d,h)
2.95%	05/15/16	97	101	(h)
4.35%	06/15/45	144	125
Atlas Pipeline Finance Corp.
4.75%	11/15/21	30	27	(b,h)
Autodesk Inc.
1.95%	12/15/17	80	78	(h)
Ball Corp.
4.00%	11/15/23	74	68	(h)
Banco del Estado de Chile
2.00%	11/09/17	150	143	(b,h)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	100	99	(b,h)
Banco Mercantil del Norte S.A.
6.86%	10/13/21	100	104	(b,h,i)

Bank of America Corp.
2.00%	01/11/18	268	260	(h)
3.30%	01/11/23	169	160	(h)
3.88%	03/22/17	77	81	(h)
Barclays Bank PLC
2.25%	05/10/17	300	308	(b,h)
Barrick Gold Corp.
2.50%	05/01/18	78	70	(b,h)
4.10%	05/01/23	80	67	(b,h)
Baxter International Inc.
1.85%	06/15/18	68	67	(h)
3.20%	06/15/23	160	157	(h)
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	49	47	(h)
Berkshire Hathaway Inc.
1.55%	02/09/18	76	74
4.50%	02/11/43	76	72
Bombardier Inc.
4.25%	01/15/16	29	30	(b)
5.75%	03/15/22	8	8	(b)
7.75%	03/15/20	354	393	(b,h)
BP Capital Markets PLC
1.38%	05/10/18	117	113	(h)
2.25%	11/01/16	30	31	(h)
2.50%	11/06/22	171	156	(h)
2.75%	05/10/23	78	72	(h)
Brocade Communications Systems Inc.
4.63%	01/15/23	205	193	(b,h)
Caixa Economica Federal
2.38%	11/06/17	150	138
Calpine Corp.
7.25%	10/15/17	7	7	(b,h)
Cardinal Health Inc.
3.20%	03/15/23	55	51	(h)
Cargill Inc.
6.00%	11/27/17	1	1	(b,h)
Carnival Corp.
1.20%	02/05/16	76	75	(h)
Case New Holland Inc.
7.88%	12/01/17	40	45	(h)
Caterpillar Financial Services Corp.
1.25%	11/06/17	48	47
Caterpillar Inc.
1.50%	06/26/17	84	83	(h)
Catholic Health Initiatives
2.95%	11/01/22	37	35
4.35%	11/01/42	24	22
CCO Holdings LLC
8.13%	04/30/20	61	67	(h)
Cedar Fair LP
5.25%	03/15/21	30	29	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	60	63	(b,h)
Cequel Capital Corp.
5.13%	12/15/21	77	72	(b)
CF Industries Inc.
4.95%	06/01/43	49	47
Chesapeake Energy Corp.
3.25%	03/15/16	77	77

Cigna Corp.
2.75%	11/15/16	69	72	(h)
4.00%	02/15/22	156	160	(h)
5.38%	02/15/42	42	45	(h)
Cincinnati Bell Inc.
8.25%	10/15/17	65	68	(h)
Citigroup Inc.
1.25%	01/15/16	73	72
1.75%	05/01/18	228	218	(h)
3.50%	05/15/23	94	84	(h)
5.00%	09/15/14	127	132	(h)
CityCenter Holdings LLC
7.63%	01/15/16	147	155	(h)
Cliffs Natural Resources Inc.
4.88%	04/01/21	82	74	(h)
CNA Financial Corp.
5.88%	08/15/20	60	68	(h)
CNH Capital LLC
3.88%	11/01/15	44	44
Cogeco Cable Inc.
4.88%	05/01/20	75	73	(b,h)
Comcast Corp.
4.25%	01/15/33	37	35	(h)
4.50%	01/15/43	59	56	(h)
ConAgra Foods Inc.
1.90%	01/25/18	75	74	(h)
Concho Resources Inc.
5.50%	04/01/23	46	45	(h)
Constellation Brands Inc.
3.75%	05/01/21	30	28
7.25%	09/01/16	74	84	(h)
Corp Andina de Fomento
4.38%	06/15/22	68	69
Corp Lindley S.A.
4.63%	04/12/23	28	27	(b)
Corp Nacional del Cobre de Chile
4.25%	07/17/42	42	35	(b)
5.63%	09/21/35	12	12	(b,h)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	114	105	(b,h)
COX Communications Inc.
2.95%	06/30/23	98	89	(b,h)
3.25%	12/15/22	25	24	(b)
4.70%	12/15/42	17	15	(b)
Crown Castle Towers LLC
6.11%	01/15/20	55	63	(b,h)
CST Brands Inc.
5.00%	05/01/23	75	73	(b)
Daimler Finance North America LLC
1.88%	01/11/18	150	146	(b,h)
DaVita Healthcare Partners Inc.
5.75%	08/15/22	26	26	(h)
6.38%	11/01/18	68	71	(h)
DCP Midstream Operating LP
2.50%	12/01/17	53	52	(h)
3.88%	03/15/23	117	110	(h)
DDR Corp. (REIT)
4.63%	07/15/22	88	89	(h)

Delphi Corp.
5.00%	02/15/23	30	31	(h)
Denbury Resources Inc.
4.63%	07/15/23	153	141	(h)
6.38%	08/15/21	60	63	(h)
8.25%	02/15/20	34	37	(h)
DENTSPLY International Inc.
2.75%	08/15/16	50	51	(h)
4.13%	08/15/21	71	72	(h)
Deutsche Bank AG
4.30%	05/24/28	200	185	(h,i)
Diageo Capital PLC
1.13%	04/29/18	78	75	(h)
1.50%	05/11/17	100	99	(h)
2.63%	04/29/23	62	58	(h)
Diageo Investment Corp.
2.88%	05/11/22	105	101	(h)
DigitalGlobe Inc.
5.25%	02/01/21	73	70	(b,h)
DIRECTV Financing company Inc.
3.80%	03/15/22	102	98	(h)
DIRECTV Holdings LLC
5.15%	03/15/42	61	54	(h)
Discovery Communications LLC
3.25%	04/01/23	39	37
4.88%	04/01/43	20	18
4.95%	05/15/42	23	22
Dominion Resources Inc.
1.95%	08/15/16	54	55	(h)
DPL Inc.
7.25%	10/15/21	75	78
DR Horton Inc.
4.38%	09/15/22	52	49	(h)
Duke Energy Corp.
1.63%	08/15/17	69	68	(h)
3.05%	08/15/22	125	119	(h)
Eagle Spinco Inc.
4.63%	02/15/21	32	31	(b)
Eastman Chemical Co.
2.40%	06/01/17	134	134	(h)
eBay Inc.
1.35%	07/15/17	48	47
2.60%	07/15/22	45	42
4.00%	07/15/42	41	35
Ecopetrol S.A.
7.63%	07/23/19	28	33
EMC Corp.
1.88%	06/01/18	84	83	(h)
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	14	14	(b,h)
Energy Transfer Equity LP
7.50%	10/15/20	51	56	(h)
Energy Transfer Partners LP
3.60%	02/01/23	137	128	(h)
6.50%	02/01/42	62	66	(h)
Enterprise Products Operating LLC
4.45%	02/15/43	57	51

Erickson Air-Crane Inc.
8.25%	05/01/20	75	73	(b)
European Investment Bank
0.41%	12/15/14	135	136	(d,h)
4.88%	01/17/17	150	169	(h)
Exelon Corp.
4.90%	06/15/15	111	119	(h)
Express Scripts Holding Co.
2.65%	02/15/17	46	47
3.13%	05/15/16	313	325	(h)
Flextronics International Ltd.
4.63%	02/15/20	30	29	(b,h)
Florida Power & Light Co.
4.13%	02/01/42	42	40	(h)
FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	32	32	(b)
Ford Motor Co.
4.75%	01/15/43	31	27	(h)
Ford Motor Credit Company LLC
1.70%	05/09/16	200	197	(h)
3.00%	06/12/17	200	200	(h)
Forest Oil Corp.
7.25%	06/15/19	68	64	(h)
Freeport-McMoRan Copper & Gold Inc.
2.38%	03/15/18	111	106	(b,h)
5.45%	03/15/43	98	86	(b,h)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	84	88	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	71	75	(h)
Gazprom OAO Via Gaz Capital S.A.
6.21%	11/22/16	100	108	(b)
General Motors Financial Company Inc.
2.75%	05/15/16	74	73	(b)
Genworth Financial Inc.
7.70%	06/15/20	35	40
Glencore Funding LLC
2.50%	01/15/19	118	107	(b)
4.13%	05/30/23	41	37	(b)
Goldman Sachs Capital I
6.35%	02/15/34	43	41	(h)
Great Plains Energy Inc.
4.85%	06/01/21	80	85	(h)
GTL Trade Finance Inc.
7.25%	10/20/17	100	108	(h)
GXS Worldwide Inc.
9.75%	06/15/15	52	53	(h)
Hanesbrands Inc.
6.38%	12/15/20	110	117	(h)
Hartford Financial Services Group Inc.
6.63%	03/30/40	50	59
Hawk Acquisition Sub Inc.
4.25%	10/15/20	77	74	(b)
HCA Inc.
6.50%	02/15/20	119	129	(h)
Heineken N.V.
1.40%	10/01/17	68	66	(b)

Hexion US Finance Corp.
6.63%	04/15/20	88	88	(b,h)
Host Hotels & Resorts LP (REIT)
3.75%	10/15/23	96	88	(h)
Hughes Satellite Systems Corp.
6.50%	06/15/19	49	52	(h)
Huntsman International LLC
4.88%	11/15/20	77	76
Hyundai Capital America
1.63%	10/02/15	68	68	(b)
2.13%	10/02/17	35	34	(b)
iGATE Corp.
9.00%	05/01/16	74	77
Industry & Construction Bank St Petersburg OJSC Via
5.01%	09/29/15	100	102	(i)
Ingersoll-Rand Global Holding Company Ltd.
2.88%	01/15/19	44	43	(b)
4.25%	06/15/23	61	61	(b)
5.75%	06/15/43	35	36	(b)
Ingles Markets Inc.
5.75%	06/15/23	155	153	(b)
Instituto Costarricense de Electricidad
6.38%	05/15/43	152	138	(b)
Intel Corp.
1.35%	12/15/17	68	67
Invesco Finance PLC
3.13%	11/30/22	107	100	(h)
JB Poindexter & Company Inc.
9.00%	04/01/22	23	24	(b,h)
Jefferies Group Inc.
5.13%	01/20/23	33	33	(h)
6.50%	01/20/43	26	25	(h)
John Deere Capital Corp.
3.15%	10/15/21	54	53	(h)
JPMorgan Chase & Co.
3.20%	01/25/23	154	146	(h)
3.38%	05/01/23	78	73	(h)
5.15%	12/31/49	78	74	(h,i)
KFW
2.00%	10/04/22	171	160	(h)
4.50%	07/16/18	102	116	(h)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	55	52	(h)
5.00%	08/15/42	19	18	(h)
Kinross Gold Corp.
6.88%	09/01/41	47	44	(h)
Korea National Oil Corp.
2.88%	11/09/15	100	102	(b,h)
Kraft Foods Group Inc.
1.63%	06/04/15	45	45	(h)
2.25%	06/05/17	74	75	(h)
5.00%	06/04/42	63	64	(h)
Kratos Defense & Security Solutions Inc.
10.00%	06/01/17	129	138	(h)
Lear Corp.
4.75%	01/15/23	73	69	(b,h)
LeasePlan Corp N.V.
2.50%	05/16/18	200	193	(b,h)

Liberty Mutual Group Inc.
4.25%	06/15/23	87	84	(b)
6.50%	05/01/42	48	51	(b,h)
Linn Energy LLC
6.25%	11/01/19	83	79	(b)
8.63%	04/15/20	56	59	(h)
Majapahit Holding BV
7.25%	06/28/17	100	110	(b)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	30	27	(h)
Merck & Company Inc.
1.30%	05/18/18	56	54	(h)
2.80%	05/18/23	122	115	(h)
4.15%	05/18/43	49	47	(h)
MetroPCS Wireless Inc.
6.25%	04/01/21	45	46	(b,h)
Microsoft Corp.
2.38%	05/01/23	156	144	(h)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	45	51	(h)
Morgan Stanley
2.13%	04/25/18	43	41	(h)
3.75%	02/25/23	15	14	(h)
4.75%	03/22/17	50	53	(h)
4.88%	11/01/22	102	101	(h)
5.55%	04/27/17	162	175	(h)
Murphy Oil Corp.
3.70%	12/01/22	57	53	(h)
Mylan Inc.
2.60%	06/24/18	204	201	(b)
7.88%	07/15/20	23	27	(b,h)
National Australia Bank Ltd.
3.00%	01/20/23	250	235	(h)
Nationwide Financial Services Inc.
5.38%	03/25/21	79	86	(b,h)
NCL Corp Ltd.
5.00%	02/15/18	7	7	(b)
Newfield Exploration Co.
5.63%	07/01/24	10	10	(h)
5.75%	01/30/22	68	67	(h)
News America Inc.
6.65%	11/15/37	55	63	(h)
Nexen Inc.
6.40%	05/15/37	90	98	(h)
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	129	133	(h)
Nisource Finance Corp.
3.85%	02/15/23	78	76	(h)
4.80%	02/15/44	39	35	(h)
Noble Holding International Ltd.
5.25%	03/15/42	86	77	(h)
Nomura Holdings Inc.
2.00%	09/13/16	94	93	(h)
Nordea Bank AB
1.63%	05/15/18	200	193	(b,h)
Northeast Utilities
1.45%	05/01/18	81	79	(h)

Northrop Grumman Corp.
1.75%	06/01/18	122	118	(h)
4.75%	06/01/43	41	39	(h)
Novartis Capital Corp.
2.40%	09/21/22	82	77	(h)
NYSE Euronext
2.00%	10/05/17	103	102	(h)
Oglethorpe Power Corp.
5.38%	11/01/40	15	16	(h)
Omnicom Group Inc.
3.63%	05/01/22	97	94	(h)
Oracle Corp.
1.20%	10/15/17	112	109	(h)
Pacific Gas & Electric Co.
6.05%	03/01/34	52	61	(h)
Pacific Rubiales Energy Corp.
5.13%	03/28/23	100	95	(b,h)
PacifiCorp
6.25%	10/15/37	57	69	(h)
Peabody Energy Corp.
6.25%	11/15/21	40	39	(h)
Petrobras Global Finance BV
4.38%	05/20/23	151	139	(h)
Petrobras International Finance Co.
3.50%	02/06/17	116	115	(h)
3.88%	01/27/16	34	35	(h)
Petroleos Mexicanos
3.50%	01/30/23	87	80	(b,h)
5.50%	01/21/21	32	34
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	75	79
Pfizer Inc.
3.00%	06/15/23	81	79	(h)
Philip Morris International Inc.
2.50%	05/16/16	80	83	(h)
4.13%	03/04/43	39	35	(h)
Plains Exploration & Production Co.
6.50%	11/15/20	37	39	(h)
PNC Bank NA
2.95%	01/30/23	250	231	(h)
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	200	235
7.39%	12/02/24	100	121	(b,h)
Prudential Financial Inc.
5.20%	03/15/44	40	38	(h,i)
5.63%	05/12/41	38	39	(h)
5.63%	06/15/43	63	62	(h,i)
Public Service Electric & Gas Co.
2.38%	05/15/23	117	108	(h)
QBE Insurance Group Ltd.
2.40%	05/01/18	200	196	(b,h)
Range Resources Corp.
5.75%	06/01/21	68	70	(h)
Revlon Consumer Products Corp.
5.75%	02/15/21	30	29	(b,h)
Rockies Express Pipeline LLC
3.90%	04/15/15	60	59	(b,h)

Roper Industries Inc.
2.05%	10/01/18	122	120	(h)
Rowan Companies Inc.
5.40%	12/01/42	45	41	(h)
Royal Bank of Canada
1.20%	09/19/18	323	315	(h)
Royal Bank of Scotland Group PLC
6.40%	10/21/19	37	41	(h)
RSI Home Products Inc.
6.88%	03/01/18	75	77	(b,h)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.75%	05/29/18	100	112	(b,h)
Russian Railways via RZD Capital PLC
5.74%	04/03/17	100	106
Sabine Pass Liquefaction LLC
5.63%	02/01/21	215	209	(b,h)
Sanofi
1.25%	04/10/18	78	76	(h)
SCF Capital Ltd.
5.38%	10/27/17	200	194	(b,h)
Schlumberger Investment S.A.
2.40%	08/01/22	104	96	(b,h)
Seagate HDD Cayman
4.75%	06/01/23	62	58	(b,h)
7.00%	11/01/21	8	9
Sealed Air Corp.
5.25%	04/01/23	33	32	(b)
Service Corporation International
4.50%	11/15/20	88	84
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	200	197	(b,h)
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	200	180	(b,h)
Standard Chartered PLC
3.95%	01/11/23	200	186	(b,h)
SunTrust Bank
2.75%	05/01/23	200	184	(h)
Talisman Energy Inc.
6.25%	02/01/38	70	75	(h)
Targa Resources Partners Finance Corp.
4.25%	11/15/23	45	40	(b,h)
Teck Resources Ltd.
5.40%	02/01/43	59	52	(h)
Telefonica Emisiones SAU
3.19%	04/27/18	150	145	(h)
Texas Instruments Inc.
2.25%	05/01/23	118	106	(h)
Textron Inc.
6.20%	03/15/15	62	67	(h)
The Allstate Corp.
3.15%	06/15/23	42	41	(h)
4.50%	06/15/43	29	29	(h)
The Bank of New York Mellon Corp.
4.50%	12/31/49	125	118	(h,i)
The Coca-Cola Co.
3.30%	09/01/21	88	90	(h)
The Gap Inc.
5.95%	04/12/21	48	53

The Goldman Sachs Group Inc.
1.60%	11/23/15	44	44
2.38%	01/22/18	92	90
3.63%	01/22/23	116	111
6.75%	10/01/37	74	76
The Hertz Corp.
4.25%	04/01/18	52	51	(b,h)
The Korea Development Bank
3.25%	03/09/16	122	126	(h)
The McClatchy Co.
9.00%	12/15/22	75	79	(b)
The Potomac Edison Co.
5.35%	11/15/14	40	42	(h)
The Williams Companies Inc.
3.70%	01/15/23	131	122	(h)
Time Warner Cable Inc.
4.50%	09/15/42	49	38	(h)
TJX Companies Inc.
2.50%	05/15/23	78	72	(h)
Tops Holding Corp.
8.88%	12/15/17	149	161	(b,h)
Total Capital Canada Ltd.
1.45%	01/15/18	73	71	(h)
Total Capital International S.A.
1.55%	06/28/17	424	420	(h)
TransAlta Corp.
4.50%	11/15/22	68	65	(h)
Transocean Inc.
3.80%	10/15/22	31	30	(h)
6.50%	11/15/20	19	21	(h)
Transportadora de Gas del Peru S.A.
4.25%	04/30/28	23	20	(b,h)
Turlock Corp.
1.50%	11/02/17	102	99	(b,h)
2.75%	11/02/22	137	128	(b,h)
U.S. Bancorp
3.44%	02/01/16	118	124	(h)
Unit Corp.
6.63%	05/15/21	73	74	(h)
United Parcel Service Inc.
2.45%	10/01/22	68	64	(h)
United Rentals North America Inc.
5.75%	07/15/18	74	78	(h)
UnitedHealth Group Inc.
2.88%	03/15/23	137	129	(h)
Vail Resorts Inc.
6.50%	05/01/19	107	112	(h)
Vale Overseas Ltd.
4.38%	01/11/22	65	62
Valeant Pharmaceuticals International
6.38%	10/15/20	45	44	(b,h)
Ventas Realty LP (REIT)
2.70%	04/01/20	78	74	(h)
Verizon Communications Inc.
2.45%	11/01/22	24	22	(h)
3.85%	11/01/42	24	20	(h)
Viacom Inc.
2.50%	12/15/16	88	91	(h)

Viasystems Inc.
7.88%	05/01/19	73	77	(b,h)
Watson Pharmaceuticals Inc.
3.25%	10/01/22	110	103	(h)
Weatherford International Ltd.
4.50%	04/15/22	83	82	(h)
5.95%	04/15/42	56	53	(h)
6.75%	09/15/40	19	20	(h)
Wells Fargo & Co.
3.45%	02/13/23	131	125	(h)
Windstream Corp.
6.38%	08/01/23	73	68	(h)
Woodside Finance Ltd.
4.50%	11/10/14	131	137	(b,h)
WPX Energy Inc.
5.25%	01/15/17	75	77	(h)
Wynn Las Vegas LLC
4.25%	05/30/23	48	44	(b,h)
5.38%	03/15/22	43	43	(h)
Xstrata Finance Canada Ltd.
2.70%	10/25/17	93	90	(b,h)
5.80%	11/15/16	64	69	(b,h)
Zhaikmunai LP Via Zhaikmunai International BV
7.13%	11/13/19	200	201	(b,h)
Zoetis Inc.
1.15%	02/01/16	38	38	(b,h)
1.88%	02/01/18	39	38	(b,h)
3.25%	02/01/23	67	64	(b,h)
			30,168

Non-Agency Collateralized Mortgage Obligations—1.8%
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	30	33
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	150	157	(h,i)
Banc of America Commercial Mortgage Trust 2007-4
5.93%	02/10/51	25	28	(h,i)
Banc of America Commercial Mortgage Trust 2008-1
6.39%	02/10/51	240	275	(h,i)
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.36%	09/10/47	80	86	(h,i)
5.40%	11/10/42	70	74	(h,i)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	78	82	(h,i)
5.56%	03/11/39	10	10	(h,i)
5.77%	04/12/38	80	87	(h,i)
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22
5.77%	04/12/38	40	43	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17
5.92%	06/11/50	90	100	(i)
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18
6.09%	06/11/50	80	89	(i)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	40	37	(h)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	40	42	(h,i)
COMM 2006-C8 Mortgage Trust
5.35%	12/10/46	100	108	(h)

Commercial Mortgage Pass-Through Certificates Series 2006-C5
5.34%	12/15/39	40	42
Commercial Mortgage Trust 2007-GG9
5.48%	03/10/39	235	249	(h)
Credit Suisse First Boston Mortgage Securities Corp.
5.28%	10/25/35	29	—	**(i)
CSMC Mortgage-Backed Trust Series 2006-1
5.30%	02/25/36	3	—	**(i)
GS Mortgage Securities Corp. II
2.79%	11/08/29	40	40	(b,i)
3.00%	08/10/44	80	83	(h)
5.47%	08/10/44	30	32	(b,h,i)
GS Mortgage Securities Trust 2006-GG8
5.59%	11/10/39	140	152
JP Morgan Chase Commercial Mortgage Securities Corp.
5.53%	01/15/46	45	41	(d)
4.27%	06/15/45	55	55
5.04%	03/15/46	40	42	(h,i)
5.44%	06/12/47	100	111	(h)
5.79%	02/12/51	155	176	(h,i)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
6.00%	06/15/49	150	168	(h,i)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	25	25
4.09%	07/15/45	40	32
LB Commercial Mortgage Trust 2007-C3
6.08%	07/15/44	80	88	(i)
LB-UBS Commercial Mortgage Trust
22.77%	12/15/39	478	4	(b,d,i)
4.95%	09/15/30	50	53
5.16%	02/15/31	80	86	(h)
6.06%	06/15/38	30	33	(i)
MASTR Alternative Loans Trust
5.00%	08/25/18	13	1	(g,h,m)
Merrill Lynch
5.49%	07/12/46	30	28	(h,i)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	110	118	(h,i)
Morgan Stanley Bank of America Merrill Lynch Trust
4.72%	07/15/46	40	39	(d)
4.22%	07/15/46	80	80
4.31%	12/15/48	50	41	(b,h,i)
Morgan Stanley Capital I Trust 2005-TOP17
4.84%	12/13/41	110	113	(h,i)
Morgan Stanley Capital I Trust 2006-IQ11
5.86%	10/15/42	40	36	(h,i)
Morgan Stanley Capital I Trust 2006-TOP21
5.16%	10/12/52	100	108	(h,i)
5.27%	10/12/52	55	58	(h,i)
Morgan Stanley Capital I Trust 2006-TOP23
5.99%	08/12/41	30	33	(h,i)
Morgan Stanley Capital I Trust 2007-IQ16
6.29%	12/12/49	80	90	(h,i)
Morgan Stanley Capital I Trust 2008-TOP29
6.46%	01/11/43	50	57	(h,i)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	80	86	(h,i)

Wachovia Bank Commercial Mortgage Trust Series 2006-C28
5.60%	10/15/48	140	152	(h,i)
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.34%	11/15/48	90	98	(h)
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	20	19	(i)
WFRBS Commercial Mortgage Trust 2011-C4
5.42%	06/15/44	40	39	(b,h,i)
			3,959

Sovereign Bonds—0.8%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100	103	(b,h)
6.37%	06/16/18	100	109	(h)
Gabonese Republic
8.20%	12/12/17	200	225
Government of Chile
3.63%	10/30/42	27	22
Government of Dominican Republic
7.50%	05/06/21	100	108	(b,h)
Government of El Salvador
7.65%	06/15/35	54	53	(b,h)
Government of Hungary
4.13%	02/19/18	30	29
4.75%	02/03/15	10	10
6.25%	01/29/20	63	66	(h)
7.63%	03/29/41	2	2	(h)
Government of Mexico
4.75%	03/08/44	76	68	(h)
5.75%	10/12/49	14	13	(h)
Government of Panama
4.30%	04/29/53	23	18	(h)
6.70%	01/26/36	11	13	(h)
Government of Peru
6.55%	03/14/37	39	46	(h)
Government of Philippines
6.38%	01/15/32	100	118	(h)
Government of Poland
3.00%	03/17/23	11	10	(h)
5.00%	03/23/22	65	70	(h)
5.13%	04/21/21	15	16	(h)
6.38%	07/15/19	7	8
Government of Romania
4.38%	08/22/23	22	21	(b,h)
6.75%	02/07/22	28	31	(b,h)
Government of Sri Lanka
6.25%	10/04/20	100	99	(b)
Government of Turkey
3.25%	03/23/23	200	175	(h)
6.88%	03/17/36	77	86	(h)
Government of Uruguay
6.88%	09/28/25	32	38
Republic of Paraguay
4.63%	01/25/23	200	193	(b)
Russian Foreign Bond - Eurobond
7.50%	03/31/30	10	12
			1,762

Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	50	53	(h)
Denver City & County School District No 1
4.24%	12/15/37	70	60	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	54	58	(h)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15	17	(h)
Port Authority of New York & New Jersey
4.46%	10/01/62	95	85	(h)
South Carolina State Public Service Authority
6.45%	01/01/50	40	46	(h)
State of California
5.70%	11/01/21	55	63	(h)
			382

FNMA—0.0%*
Lehman TBA
5.50%	TBA	60	—	**(c,k,n)

Total Bonds and Notes
(Cost $66,785)			65,525

		Number of Shares	Fair Value

Exchange Traded Funds—3.7%
Financial Select Sector SPDR Fund		9,281	$181	(l)
Industrial Select Sector SPDR Fund		16,836	717	(l)
Vanguard MSCI Emerging Markets		187,760	7,281

Total Exchange Traded Funds
(Cost $8,620)			8,179

Total Investments in Securities
(Cost $177,274)			195,390

Short-Term Investments—14.3%
GE Institutional Money Market Fund - Investment Class
0.00%
(Cost $31,538)			31,538	(d,j)

Total Investments
(Cost $208,812)			226,928

Liabilities in Excess of Other Assets, net—(3.4)%			(7,560)

NET ASSETS —100.0%			$219,368

Other Information:

The Fund had the following long futures contracts open at June 30, 2013:

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	September 2013	7	$236	$(9)
FTSE 100 Index Futures	September 2013	6	561	(13)
S&P Midcap 400 Index Futures	September 2013	63	7,295	(118)
S&P 500 Emini Index Futures	September 2013	38	3,039	(62)
Topix Index Futures	September 2013	4	455	21
2 Yr. U.S. Treasury Notes Futures	September 2013	20	4,400	(6)
5 Yr. U.S. Treasury Notes Futures	September 2013	54	6,537	(85)

				$(272)

The Fund had the following short futures contracts open at June 30, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2013	31	$(4,567)	$158
10 Yr. U.S. Treasury Notes Futures	September 2013	62	(7,847)	126
30 Yr. U.S. Treasury Bond Futures	September 2013	13	(1,766)	(3)

				$281

				$9

The Fund was invested in the following countries at June 30, 2013:

Country	Percentage (based on Fair Value)
United States	76.96%
Japan	4.68%
United Kingdom	4.42%
France	2.18%
Germany	2.11%
Switzerland	1.61%
Canada	0.92%
Sweden	0.89%
China	0.73%
Netherlands	0.64%
Australia	0.62%
Brazil	0.40%
Hong Kong	0.39%
South Korea	0.34%
Italy	0.32%
Taiwan	0.29%
Russian Federation	0.28%
Mexico	0.22%
Philippines	0.21%
Supranational	0.19%
Norway	0.19%
Belgium	0.16%
India	0.13%
Turkey	0.12%
Gabon	0.10%
Chile	0.09%
Kazakhstan	0.09%
Paraguay	0.09%
Spain	0.06%
Colombia	0.06%
Costa Rica	0.06%
Indonesia	0.05%
Dominican Republic	0.05%
Hungary	0.05%
Poland	0.05%
Thailand	0.04%
Sri Lanka	0.04%
Peru	0.04%
Trinidad	0.03%
Panama	0.03%
El Salvador	0.02%
Romania	0.02%
Uruguay	0.02%
Singapore	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2013:

Industry	Domestic	Foreign	Total
Pharmaceuticals	2.23%	1.63%	3.86%
Exchange Traded Funds	3.60%	0.00%	3.60%
Diversified Financial Services	1.61%	2.00%	3.61%
Communications Equipment	2.03%	0.25%	2.28%
Integrated Oil & Gas	1.38%	0.64%	2.02%
Internet Software & Services	0.93%	0.52%	1.45%
Oil & Gas Equipment & Services	1.10%	0.32%	1.42%
Systems Software	1.39%	0.00%	1.39%
Soft Drinks	1.21%	0.00%	1.21%
Automobile Manufacturers	0.33%	0.84%	1.17%
Aerospace & Defense	0.70%	0.46%	1.16%
Asset Management & Custody Banks	1.16%	0.00%	1.16%
Industrial Machinery	0.55%	0.59%	1.14%
Biotechnology	0.90%	0.17%	1.07%
Cable & Satellite	1.02%	0.00%	1.02%
Computer Hardware	0.98%	0.00%	0.98%
Life & Health Insurance	0.22%	0.74%	0.96%
Semiconductors	0.47%	0.48%	0.95%
Home Improvement Retail	0.83%	0.10%	0.93%
Property & Casualty Insurance	0.50%	0.38%	0.88%
Healthcare Equipment	0.86%	0.00%	0.86%
Packaged Foods & Meats	0.38%	0.48%	0.86%
Household Products	0.36%	0.49%	0.85%
Healthcare Services	0.60%	0.22%	0.82%
Data Processing & Outsourced Services	0.82%	0.00%	0.82%
Oil & Gas Exploration & Production	0.79%	0.00%	0.79%
Fertilizers & Agricultural Chemicals	0.41%	0.36%	0.77%
Multi-Line Insurance	0.40%	0.34%	0.74%
Specialized Finance	0.72%	0.00%	0.72%
Wireless Telecommunication Services	0.00%	0.67%	0.67%
Computer Storage & Peripherals	0.66%	0.00%	0.66%
Electrical Components & Equipment	0.30%	0.33%	0.63%
Construction & Farm Machinery	0.40%	0.22%	0.62%
Diversified REITs	0.00%	0.60%	0.60%
Application Software	0.27%	0.33%	0.60%
Industrial Gases	0.13%	0.42%	0.55%
Air Freight & Logistics	0.55%	0.00%	0.55%
Apparel, Accessories & Luxury Goods	0.00%	0.52%	0.52%
Advertising	0.33%	0.17%	0.50%
Managed Healthcare	0.48%	0.00%	0.48%
IT Consulting & Other Services	0.41%	0.06%	0.47%
Distillers & Vintners	0.00%	0.44%	0.44%
Specialized REITs	0.44%	0.00%	0.44%
Broadcasting	0.43%	0.00%	0.43%
Commodity Chemicals	0.42%	0.00%	0.42%
Railroads	0.42%	0.00%	0.42%
Healthcare Supplies	0.22%	0.18%	0.40%
Integrated Telecommunication Services	0.40%	0.00%	0.40%
Regional Banks	0.25%	0.14%	0.39%
Investment Banking & Brokerage	0.39%	0.00%	0.39%
Movies & Entertainment	0.37%	0.00%	0.37%
Internet Retail	0.19%	0.16%	0.35%
Diversified Metals & Mining	0.00%	0.35%	0.35%
Electric Utilities	0.29%	0.05%	0.34%
Consumer Finance	0.33%	0.00%	0.33%
Multi-Utilities	0.16%	0.16%	0.32%

Specialty Stores	0.30%	0.00%	0.30%
Tires & Rubber	0.00%	0.29%	0.29%
Diversified Support Services	0.00%	0.27%	0.27%
Tobacco	0.27%	0.00%	0.27%
Independent Power Producers & Energy Traders	0.25%	0.00%	0.25%
Casinos & Gaming	0.22%	0.00%	0.22%
Construction Materials	0.00%	0.22%	0.22%
Agricultural Products	0.21%	0.00%	0.21%
Research & Consulting Services	0.09%	0.11%	0.20%
Building Products	0.00%	0.19%	0.19%
Diversified Capital Markets	0.00%	0.19%	0.19%
Drug Retail	0.18%	0.00%	0.18%
Retail REITs	0.15%	0.03%	0.18%
Healthcare Distributors	0.17%	0.00%	0.17%
Auto Parts & Equipment	0.17%	0.00%	0.17%
Automotive Retail	0.16%	0.00%	0.16%
Human Resource & Employment Services	0.00%	0.16%	0.16%
Brewers	0.00%	0.16%	0.16%
Restaurants	0.15%	0.00%	0.15%
Construction & Engineering	0.00%	0.14%	0.14%
Electronic Equipment & Instruments	0.00%	0.15%	0.15%
Department Stores	0.13%	0.00%	0.13%
General Merchandise Stores	0.13%	0.00%	0.13%
Diversified Chemicals	0.11%	0.00%	0.11%
Distributors	0.10%	0.00%	0.10%
Life Sciences Tools & Services	0.09%	0.00%	0.09%
Airlines	0.00%	0.08%	0.08%
Water Utilities	0.07%	0.00%	0.07%
Semiconductor Equipment	0.06%	0.00%	0.06%
Coal & Consumable Fuels	0.00%	0.06%	0.06%
Home Building	0.03%	0.00%	0.03%

			57.22%

Sector	Percentage (based on Fair Value)
Corporate Notes	13.29%
Agency Mortgage Backed	8.80%
U.S. Treasuries	3.76%
Non-Agency Collateralized Mortgage Obligations	1.74%
Sovereign Bonds	0.78%
Agency Collateralized Mortgage Obligations	0.32%
Tax-Exempt Security - classify as per state code	0.18%
Asset Backed	0.01%
FNMA

28.88%

Short-Term Investments
Short-Term Investments	13.90%

13.90%

100.00%

Notes to Schedules of Investments (Dollars in thousands)—June 30, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to $10,227 or 4.66% of the net assets of the Elfun Diversified Fund respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2013, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2013.

(j)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

(k)	Securities in default.

(l)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(m)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(n)	Security is fair valued by the valuation committee, in accordance with the procedure approved by the Board of Trustees.

†	Percentages are based on net assets as of June 30, 2013.
††	Security traded on different exchanges.
*	Less than 0.05%
**	Amount is less than $500.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2013:

(Dollars in thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities †
	Domestic Equity	$81,174	$—	$—	$81,174
	Foreign Equity	39,999	—	—	39,999
	U.S. Treasuries	—	8,530	—	8,530
	Agency Mortgage Backed	—	19,970	—	19,970
	Agency CMOs	—	724	—	724
	Asset Backed	—	30	—	30
	Corporate Notes	—	30,168	—	30,168
	Non-Agency CMOs	—	3,959	—	3,959
	Sovereign Bonds	—	1,762	—	1,762
	Municipal Notes and Bonds	—	382	—	382
	Exchange Traded Funds	8,179	—	—	8,179
	Preferred Stock	513	—	—	513
	Short-Term Investments	31,538	—	—	31,538

	Total Investments in Securities	$161,403	$65,525	$—	$226,928

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$305	$—	$—	$305
	Futures Contracts—Unrealized Depreciation	(296)	—	—	(296)

	Total Other Financial Instruments	$9	$—	$—	$9

†	See Schedule of Investments for industry classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2013, information on the tax cost of investments was as follows (Dollars in thousands):

		Gross Tax
Fund	Cost of Investment for Tax Purposes	Appreciation	Depreciation	Net Tax Appreciation / (Depreciation)
Elfun Diversified	$210,356	$22,318	$(5,746)	$16,572

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 27, 2013

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: August 27, 2013